Organization and principal activities - Establishment of Pintec, its subsidiaries and VIEs (Details)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Beijing Hongdian Fund Distributor Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shanghai Anquying Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Myfin Insurance Broker Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	60.00%
Anquying (Tianjin) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Xuanji Intelligence (Beijing) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd)
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Ganzhou Dumiao Intelligence Technology Co., Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Anquyun Tianjin Technology Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Beijing Xinshun Dingye Technology Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Ganzhou Aixin Network Micro Finance Co., Ltd ("Ganzhou Aixin Micro Finance", formerly known as Ganzhou Jimu Micro Finance Co., Ltd)
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Yunke Ganzhou Technology Information Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Sky City (Beijing) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec (Beijing) Technology Co., Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Anxunying (Tianjin) Commercial Factoring Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Qilehui Credit Information Co., Ltd ("Qilehui")
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Janko Loans Pty Ltd [Member]
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	50.00%	50.00%
Wagepay Pty Ltd [Member]
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	50.00%	50.00%